Redeemable Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014	May. 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Anticipated redemption date of the instrument		2016-05
Redemption date of the debt instrument		May 31, 2016
Accretion redemption value		$ 65.1
Shares transferred		28,571,429
Percentage of number of outstanding shares		1.4695%
Shares transferred in connection with initial public offering		71,428,571
initial public offering, cash paid		$ 35.0
Initial public offering Non-interest bearing notes paid	$ 15.0	15.0
Initial public offering, cash paid installments	$ 2.5	$ 2.5
Class A Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Economic interest of redeemable noncontrolling interest, approximately		70.00%
Class B Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest percentage, approximately			30.00%
Continental Cement Company, L.L.C. [Member]
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest percentage, approximately	30.00%	30.00%
Continental Cement Company, L.L.C. [Member] | Class A Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of class units issued		100
Priority return percentage		11.00%
Allowable sharing percentage in distributions and liquidation proceeds		80.00%
Continental Cement Company, L.L.C. [Member] | Class B Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of class units issued			100,000,000